Document and Entity Information	2 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Nautilus Marine Acquisition Corp
Entity Central Index Key	0001507154
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Document Type	20-F
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	No

Consolidated Balance Sheet (USD $)	Sep. 30, 2012
CURRENT ASSETS
Cash and cash equivalents
Prepaid expenses	16,005
Inventories	260,857
TOTAL CURRENT ASSETS	276,862
NON-CURRENT ASSETS
Intangible assets	4,982,640	[1]
Advances for vessel acquisitions	15,615,000	[2]
Leasehold improvements	2,414,299	[2]
TOTAL NON-CURRENT ASSETS	23,011,939
Deferred finance costs	1,003,000	[3]
TOTAL ASSETS	24,291,801
CURRENT LIABILITIES
Trade accounts payable	6,026,456	[2]
Accrued liabilities	1,270,676
Due to related party	90,000	[4]
TOTAL CURRENT LIABILITIES	7,387,132
NON-CURRENT LIABILITIES
Other non-current liabilities	6,227,906	[1]
TOTAL LIABILITIES	13,615,038
COMMITMENTS AND CONTINGENCIES		[5]
SHAREHOLDERS' EQUITY
Share capital (Common stock, $0.0013 par value, 10,000 shares authorized, 10,000 shares issued and outstanding)	12,850	[6]
Additional paid-in capital	12,384,238	[6]
Deficit accumulated during development stage	(1,720,325)
TOTAL SHAREHOLDERS' EQUITY	10,676,763
TOTAL LIABILITIES AND SHAREHOLDERS EQUITY	$ 24,291,801

[1]	Note 7
[2]	Note 4
[3]	Note 6
[4]	Note 3
[5]	Note 9
[6]	Note 8

Consolidated Balance Sheet (Parenthetical)	Sep. 30, 2012 USD ($)	Sep. 30, 2012 EUR (€)
Balance Sheet [Abstract]
Common stock, par value	$ 0.0013	€ 1
Common stock, shares authorized	10,000	10,000
Common stock, shares issued	10,000	10,000
Common stock, shares outstanding	10,000	10,000

Consolidated Statement of Operations (USD $)	2 Months Ended
Sep. 30, 2012
Statement Of Operations [Abstract]
Revenue
Costs and Expenses:
Formation and administrative costs	(180,059)
Management fees - related party	(180,000) [1]
Operating loss	(360,059)
Other Expenses:
Finance costs	(115,000)
Other non-operating loss	(1,245,266) [2]
Net loss	(1,720,325)
Other comprehensive income
Net loss and total comprehensive loss	$ (1,720,325)

[1]	Note 3
[2]	Note 7

Consolidated Statement of Changes in Shareholders' Equity (USD $)	Total	Share Capital	Additional Paid-in Capital	Deficit Accumulated During the Development Stage
Beginning Balance at Aug. 10, 2012
Issuance of 10,000 shares of common stock on August 10, 2012 at $1.285 per share	12,850	12,850
Contribution from shareholders	12,384,238		12,384,238
Net loss	(1,720,325)			(1,720,325)
Balance at Sep. 30, 2012	$ 10,676,763	$ 12,850	$ 12,384,238	$ (1,720,325)

Consolidated Statement Of Changes In Shareholders' Equity (Parenthetical) (USD $)	2 Months Ended
Sep. 30, 2012
Statement Of Stockholders' Equity [Abstract]
Issuance of common stock, shares	10,000
Issuance of common stock, per shares price	$ 1.285

Consolidated Statement of Cash Flows (USD $)	2 Months Ended
Sep. 30, 2012
Cash flows from operating activities
Net loss	$ (1,720,325)
Adjustments to reconcile net loss to net cash used in operating activities:
Other non-operating loss	1,245,266 [1]
Increase in prepaid expenses	(16,005)
Increase in inventories	(260,857)
Increase in trade accounts payable	298,078
Increase in due to related party	90,000
Net cash used in operating activities	(363,843)
Cash flows from investing activities
Advances for vessel acquisitions	(8,000,000)
Leasehold improvements paid	(1,527,245)
Net cash used in investing activities	(9,527,245)
Cash flows from financing activities
Issuance of common stock	12,850
Contribution from shareholders	9,878,238
Net cash provided by financing activities	9,891,088
Net change in cash and cash equivalents
Cash and cash equivalents at beginning of period
Cash and cash equivalents at end of period
Non-cash investing and financing activities:
Advances paid to the Seller by the Non-controlling Shareholder for the acquisition of the two PSVs prior to the incorporation of the Company	2,410,000
Advances for vessel acquisitions included under trade accounts payable	5,205,000
Leasehold improvements paid by the Non-controlling Shareholder prior to the incorporation of the Company	96,000
Leasehold improvements included under trade accounts payable and accrued liabilities	791,054
Deferred financing charges included under accrued liabilities	1,003,000
Incentive rights awarded for the contribution of intangible assets	$ 4,982,640

[1]	Note 7

Description of Business and General Information	2 Months Ended
Sep. 30, 2012
Description Of Business and General Information [Abstract]
Description of Business and General Information
1.  Description of Business and General Information

Assetplus Limited referred to herein as “the Company” was incorporated on August 10, 2012 under the laws of the Republic of Cyprus. As per the shareholders agreement dated August 10, 2012 (the “Shareholders Agreement”), as amended and supplemented by an agreement dated September 18, 2012, Oil and Gas Ships Investor Limited, (the “Controlling Shareholder”) and Vega Resource Group A.S. (the “Non-controlling Shareholder”) formed this Company.

The Company will provide, through its subsidiaries and offshore service vessels and marine support services to the global offshore energy industry through the operation of a diversified fleet of offshore marine service vessels. The Company’s revenues, net income and cash flows from operations will be dependent upon the activity level of the vessel fleet. The level of the Company’s business activity will be driven by the level of drilling and exploration activity by the Company’s customers. The customers’ activity is dependent on crude oil and natural gas prices, which fluctuate depending on respective levels of supply and demand for crude oil and natural gas.

The consolidated financial statements of the Company include the following subsidiaries

Subsidiary	Country of Incorporation	Vessel name	Year Built	Acquisition date	DWT(1)	Type of vessel

Vessel-owning companies:
Vega Corona A.S.	Norway	Vega Corona	2012(2)		1,393	PSV
Vega Crusader A.S.	Norway	Vega Crusader	2012(2)		1,393	PSV
Vega Juniz A.S.	Norway	Vega Juniz	2012(2)		1,393	OSRV
Other:
Vega Offshore A.S.	Norway	—	—	—	—	—

(1)    Deadweight Ton (”DWT“). A unit of a vessel’s capacity for cargo, fuel oil, stores and crew, measured in metric tons of 1,000 kilograms. A vessel’s DWT is the total weight the vessel can carry when loaded to a particular load line.

(2)   The Company has entered into a bareboat agreement with Nam Cheong International Ltd. for a maximum period of twelve months. The Company is obliged to acquire the vessel prior to the expiration of this period.

The Company, through Vega Corona A.S., Vega Crusader A.S. (collectively the “PSV owners”) and Vega Offshore A.S., has entered into three Memorandums of Agreements (“MOAs”) with Nam Cheong International Ltd. (the “Seller”), a third party, for the acquisition of two Platform Supply Vessels (“PSVs”) and an Oil Spill Response Vessel (“OSRV”). The two PSVs were delivered to the Company under a bareboat agreement with the Seller prior to September 30, 2012 and the OSRV commenced a bareboat agreement with the Seller following its delivery to the Company in November 6, 2012 (Note 4).

Furthermore, in accordance with the Shareholders Agreement, the Non-controlling Shareholder is obliged to novate to the Company, three additional MOAs signed with the Seller for the acquisition of three OSRVs at an agreed price of $16,600,000 each, which also includes the estimated cost of the installation of the oil spill response equipment. The acquisition of these three vessels is at the discretion of the Company.

The Company’s subsidiaries, Vega Corona A.S. and Vega Crusader A.S. have been nominated as the registered owners of the two PSVs whereas Vega Juniz A.S. (the “OSRV owner”) is the registered owner of the OSRV.

The Company, through Vega Offshore A.S., has entered into six charter parties with Petroleo Brasilero S.A. — Petrobras (the “Charterer”), a third party. The charter parties for the two PSVs, Vega Corona and Vega Crusader relate to a time charter for a fixed period of four years and an optional period of four years at a daily time charter rate of $20,950 and $21,950, respectively, whereas each of the remaining four charter parties relate to the time charter of an OSRV for a fixed period of four years (the “Lease Term”) and an optional period of four years at a daily time charter rate of $26,200. Under the terms of the charter parties, the Charterer has the option of early termination after the passage of 365 days by first providing a forty five days’ notice. Each of the OSRV charter parties provide for a mobilization fee of $1,965,000 payable by the Charterer to the Company two months after the commencement of the charter parties. The charter parties of the two PSVs and the first OSRV are to be novated to the PSV owners and the OSRV owner, respectively.

Significant Accounting Policies	2 Months Ended
Sep. 30, 2012
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.  Significant Accounting Policies:

a)    Basis of Presentation and Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the subsidiaries disclosed in Note 1. All intercompany balances and transactions have been eliminated in consolidation.

b)    Development Stage Company: The Company complies with the reporting requirements of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, “Development Stage Entities.” As of September 30, 2012, the Company had not commenced operations or generated revenue. All activities from the Company’s incorporation through September 30, 2012 relate to the Company’s formation, the identification of potential target assets and the improvement and modification of the existing ones.

c)    Use of Estimates: The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates have been made by management, including the fair value of the Incentive Rights award to the Controlling Shareholder and the Non-controlling Shareholder, the recoverability of deferred finance costs and certain accrued liabilities. Actual results could differ from those estimates.

d)    Comprehensive Income: The Company has no other comprehensive income and accordingly comprehensive loss equals net loss.

e)    Foreign Currency Translation: The functional and reporting currency of the Company and its subsidiaries is the United States Dollar (“U.S. Dollar”). Transactions incurred in other currencies during the year are translated into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to reflect the period end exchange rates. Any resulting gains or losses are reflected separately in the accompanying consolidated statements of operations in the period in which they arise.

f)    Cash and Cash Equivalents: The Company considers highly-liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less at the time of issuance to be cash equivalents.

g)    Inventories: Inventories, which comprise of bunkers on board the vessels, are stated at the lower of cost or market and are charged to operating expenses as consumed determined on the first-in, first-out (“FIFO”) basis.

h)   Advances for vessels acquisition: Advances made to the Seller are classified as “Advances for vessel acquisition” until the date of the payment of the delivery installment, at which date the Company obtains the ownership of the vessel.

i)   Amortization of Leasehold Improvements: Amortization of leasehold improvements on leased vessels is computed utilizing the straight-line method over the lease term or the remaining useful life of the asset, whichever is shorter, after the assessment of any extension options included in the charter parties or any vessel purchase commitments in place. If the Company purchases the leased vessel prior to the end of the operating lease term, the Company recognizes the value of any unamortized capitalized leasehold improvement as an adjustment of the acquisition price.

j)    Deferred Financing Costs: Financing fees incurred for obtaining new loans and credit facilities are deferred and amortized over the term of the respective loan or credit facility using the straight-line method. The effect of using the straight-line method for amortizing financing fees incurred on new loans is not materially different from that obtained using the effective interest method. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period in which the repayment or refinancing is made, subject to the guidance regarding Debt Extinguishment. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to credit facilities refinanced is deferred and amortized over the term of the respective credit facility in the period in which the refinancing occurs, subject to the provisions of the accounting guidance relating to Changes in Line-of-Credit or Revolving-Debt Arrangements.

k)   Pension and Retirement Benefit Obligations — Crew: The vessel-owning companies included in the consolidated financial statements employ the crew on board, under short-term contracts (usually up to nine months) and accordingly, they are not liable for any pension or post-retirement benefits.

l)    Leases: Bareboat agreements which meet the criteria of ASC 840 as operating leases are recognized on a straight-line basis over the period of the agreement and are included under “Formation and administrative costs” in the accompanying consolidated statement of operations during the period that the vessels are under modification.

Related Party Transactions	2 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Related Party Transactions
3.   Related Party Transactions

Transactions with Vega Offshore Management A.S.: On August 10, 2012, the Company appointed Vega Offshore Management A.S. (the “Commercial Manager”), a related party wholly-owned and controlled by Vega Resources Group A.S., to provide commercial management of the fleet, which includes entering into insurance contracts on behalf of the Company, seeking and negotiating employment of the vessels, arranging the provision of bunkers, estimating and accounting of hire due from charters and assisting of the collection of any balances due to the Company.

The agreement with the Commercial Manager has a term of twenty four months, thereafter rolling, with two months’ notice of termination months, at a monthly management fee of $90,000. The management fees for the period from August 10 (date of incorporation) to September 30, 2012 amounting to $180,000, is presented under “Management fees — related party” in the accompanying consolidated statement of operations. The outstanding balance due to the Commercial Manager as of September 30, 2012 amounting to $90,000 is presented under “Due to related party” in the accompanying consolidated balance sheet.

Advances for Vessel Acquisitions and Leasehold Improvements	2 Months Ended
Sep. 30, 2012
Advances For Vessel Acquisitions and Leasehold Improvements [Abstract]
Advances for Vessel Acquisitions and Leasehold Improvements
4.    Advances for Vessel Acquisitions and Leasehold Improvements

On March 29, 2012, the PSV owners had entered into an MOA with the Seller for the acquisition of the PSVs under construction, at a purchase price of $12,050,000 for each of the vessels. The total amount advanced to the Seller until September 30, 2012 amounted to $10,410,000.

The Company and the Seller have entered into several addendums to the MOAs for the acquisition of the PSVs. Based on the terms of these addendums, the vessels Vega Crusader and Vega Corona were delivered to the Company on August 24, 2012 and September 11, 2012, respectively, under bareboat agreements with the Seller for a maximum period of twelve months at a daily charter rate of $3,000. Based on the MOAs, as amended, the sale of the PSVs will be completed upon payment of the final amounts due and the concurrent termination of the bareboat agreement. At that time, the Company will pay to the Sellers the delivery installments, amounting to $6,845,000 for each of the PSVs.

The amount charged under these bareboat agreements totaled $178,023 for the period August 10, 2012 (date of incorporation) to September 30, 2012, and is included under “Formation and administrative costs” in the accompanying consolidated statement of operations during the period that the vessels are under modification.

On August 22, 2012, the Company entered into an MOA with the Seller for the acquisition of the OSRV Vega Juniz, at a purchase price of $12,460,000. Based on several addendums subsequently signed by the Company, installments totaling $5,205,000 were payable by September 30, 2012. These installments were not paid by September 30, 2012, and thus, an amount of $5,205,000, representing the Company’s liability to the Seller is included under “Trade accounts payable” in the accompanying balance sheet.

The Vega Juniz was delivered to the Company in November 6, 2012, under a bareboat agreement with the Seller for a maximum period of twelve months at a daily charter rate of $1,000, and its sale will be completed upon payment of the final amounts due and the concurrent termination of the bareboat agreement. Subsequent to the period end date, all amounts due to the Seller were paid and legal ownership of the vessel was obtained (Note 11).

The amount presented under “Leasehold improvements”, amounting to $2,414,299 as of September 30, 2012 represents the cost of the improvements and modifications performed on the vessels, Vega Corona, Vega Crusader and Vega Juniz following their delivery from the Seller.

Accrued Liabilities	2 Months Ended
Sep. 30, 2012
Accrued Liabilities [Abstract]
Accrued Liabilities
5.  Accrued Liabilities

The amounts presented in the accompanying consolidated balance sheet are analyzed as follows:

September 30, 2012
Deferred finance costs (Note 6)	1,003,000
Leasehold improvements	267,676
Total Accrued Liabilities	1,270,676

Deferred Finance Costs	2 Months Ended
Sep. 30, 2012
Deferred Finance Costs [Abstract]
Deferred Finance Costs
6.  Deferred Finance Costs

On September 4, 2012, the Company signed a commitment letter with DVB Group Merchant Bank (Asia) Ltd. (the “Lending Bank”), to provide financing for the acquisition of the Company’s PSVs. The total amount committed, amounts to the lesser of the 65% of the aggregate fair value of the PSVs on delivery and $15,275,000. The amount of the drawdown is payable in twenty-four consecutive quarterly installments of $381,875 starting three months after the drawdown and a balloon payment of $6,110,000 payable together with the last installment.

The commitment letter also provides for a work fee of $200,000 payable to the Lending Bank, irrespective whether or not the loan facility agreement is signed. The Company has accrued for this amount as finance costs within “Accrued liabilities” and “Deferred finance costs” in the accompanying consolidated balance sheet.

Furthermore, on September 4, 2012, the Company signed a commitment letter with the Lending Bank, to provide financing for the acquisition of the Company’s OSRVs. The total amount committed, amounts to the lesser of the 65% of the aggregate fair value of the OSRVs on delivery and $45,890,000, of which $15,340,000 represents the bank financing for the installation of oil spill recovery equipment. The amount of the drawdown is payable in twenty-four consecutive quarterly installments of $1,147,250 each, starting three months after the drawdown and a balloon payment of $18,356,000 payable together with the last installment.

The commitment letter also provides for work fee of $803,000 payable to the Lending Bank irrespective whether or not the loan facility agreement is signed. The Company has accrued for this amount as finance costs and are included under “Accrued liabilities” and “Deferred finance costs.” in the accompanying consolidated balance sheet.

The amortization of deferred finance costs, which represent an asset of the Company as of September 30, 2012 will commence upon the drawdown of the loans using the effective interest rate method.

Fair Value Measurements	2 Months Ended
Sep. 30, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements
7.    Fair Value Measurements

In accordance with the requirements of accounting guidance of ASC 820 “Fair Value Measurements” the Company classifies and discloses assets and liabilities carried at fair value in one of the following categories:

Level 1:     Quoted market prices in active markets for identical assets and liabilities.

Level 2:     Observable market-based inputs or unobservable inputs that are corroborated by market data.

Level 3:     Unobservable inputs that are not corroborated by market data.

The principal financial liabilities of the Company consist of trade accounts payables, accrued liabilities, due to manager, due to manager-related party and other non-current liabilities. The carrying values of trade accounts payable accrued liabilities, due to manager and due to manager-related party, are reasonable estimates of their fair value due to their short-term nature.

In accordance with the Shareholders Agreement, the Company will issue to the Controlling Shareholder and the Non-controlling Shareholder, a variable number of incentive rights (the “Incentive Rights”), provided that the annualized and adjusted for unforeseen events profit before depreciation, interest and income taxes of the Company for the year ending December 31, 2013 meets or exceeds the amount of $28,000,000 (the “Performance Obligation”). Each of these rights will represent the right to receive one share of common stock of the Company or its successor. The number of the Incentive Rights which will be issued to the Controlling Shareholder and the Non-controlling Shareholder is dependent on the aggregate number of vessels that will be acquired by the Company. The USD equivalent, of the shares awarded to the Controlling Shareholder and the Non-controlling Shareholder is presented below:

Type of vessel	Controlling Shareholder	Non-controlling Shareholder
	USD	USD
PSV1	308,508	1,234,032
PSV2	308,508	1,234,032
OSRV1	322,996	1,291,984
OSRV2	322,996	1,291,984
OSRV3	322,996	1,291,984
OSRV4	322,996	1,291,984
Total	1,909,000	7,636,000

As of September 30, 2012 no fair value measurements for assets or liabilities under Level 1 and 2 were recognized in the Company’s consolidated financial statements.

Non-current liabilities/Other non-current liabilities	Level 1:	Level 2:	Level 3:

Incentive Rights	-	-	6,227,906

The Company determined the fair value of the Incentive Rights based on the estimated weighted average probability of 77.47%, that shares will be issued to its shareholders. The weighted average probability was determined taking into account various factors, such as the Company’s contracted revenue under the existing time charters, the budgeted operating expenses and the probability that the Company will exercise its options to acquire the additional two OSRVs. The Company has used a discount rate of 10.11% representing the expected weighted average cost of capital.

Using this approach, an amount of $1,245,266, which is included under “Other non-current liabilities” in the Company’s accompanying consolidated balance sheet, represents the discounted value of the Company’s liability to its Controlling Shareholder as of September 30, 2012 with a corresponding charge recognized under “Other non-operating loss” in the accompanying consolidated statement of operations.

The fair value of the Non-controlling Shareholder Incentive Rights award as of September 30, 2012 amounts to $4,982,640, which is included under “Other non-current liabilities” and has been recognized as “Intangible assets” as the Non-Controlling Shareholder contributed the six contracted time charter contracts without receiving any cash consideration.

Share Capital and Additional Paid-in Capital	2 Months Ended
Sep. 30, 2012
Share Capital and Additional Paid-In Capital [Abstract]
Share Capital and Additional Paid-in Capital
8.   Share Capital and Additional Paid-in Capital

As of September 30, 2012, the Company had 10,000 shares of common stock authorized, issued and outstanding with a par value of €1.00 per share (USD equivalent $1.285 per share) which were issued on August 10, 2012. The holders of the shares are entitled to one vote on all matters submitted to a vote of shareholders owners and to receive dividends, if any.

Additional paid-in capital amounting to $12,384,238 as of September 30, 2012 represents the amounts paid-in by the Company’s shareholders in excess of the par value of their shares in order to finance the acquisition of the Company’s fleet, the improvements and modifications in process on the PSVs and for working capital purposes.

Commitments and Contingencies	2 Months Ended
Sep. 30, 2012
Commitments and Contingencies [Abstract]
Commitments and Contingencies
9.    Commitments and Contingencies

The future minimum contracted revenues expected to be received over the non-cancellable period of the time charters with the Chaterer (Note 1), based on the actual delivery dates for the two PSVs and the expected delivery date for the one OSRV assuming no off-hire days, including the mobilization fees payable to the Company by the Charterer, are as follows:

Period ending September 30
2013	18,315,850

2014	8,870,650

Total	27,186,500

The estimated future contracted revenues expected to be received over the Lease Term under the time charters with the Charterer (Note 1), based on the actual delivery dates for the two PSVs and the expected delivery date for the one OSRV assuming no off-hire days, including the mobilization fees payable to the Company by the Charterer, provided that the Charterer will not exercise its option to early terminate the Lease Term, are as follows:

Period ending September 30

2013	18,315,850

2014	25,221,500

2015	25,221,500

2016	25,290,600

2017	8,801,500

Total	102,851,000

The Company’s capital commitments as of September 30, 2012, under the existing MOAs with the Seller are as follows:

Period ending September 30

2013	20,945,000

Total	20,945,000

On July 5, 2012, the PSV owners appointed Thome Offshore Management Pte. Ltd. (the “Technical Manager”), a third party, to provide overall technical and crew management of the PSVs, which includes entering into employment agreements with the crew on behalf of the Company, provision of competent personnel to supervise the maintenance and the efficiency of the vessels, including the dry docking of the vessels, arranging the provision of stores spares and lubricants, providing accounting services.

The agreement with the Technical Manager has a term of twelve months commencing upon the delivery of each of the vessel, thereafter rolling, with two months’ notice of termination, at a monthly management fee of $10,833.

On August 28, 2012, the OSRV owner entered into a management agreement with the Technical Manager. This agreement is subject to the same terms with the management agreements between the Technical Manager and the PSV owners.

There are no legal proceedings to which the Company or any of each subsidiary is a party as of the date of the financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

Liabilities associated with the individual vessels actions, mainly for sea pollution, are covered by Protection &Indemnity Club insurance.

Income Taxes	2 Months Ended
Sep. 30, 2012
Income Taxes [Abstract]
Income Taxes
10.   Income Taxes

The Company is not liable for income taxes in the country of its incorporation or in the country of the incorporation of its subsidiaries, as these jurisdictions do not impose taxes on international shipping income.

As the Company proceeds with making investments in various jurisdictions, tax considerations outside the Republic of Cyprus or Norway may arise. Although the Company intends to pursue tax-efficient investments, it may be subject to income tax, withholding tax, capital gains tax, and other taxes imposed by tax authorities in other jurisdictions. The Company, as of September 30, 2012, has not commenced operations and thus has no uncertain tax positions.

Subsequent Events	2 Months Ended
Sep. 30, 2012
Subsequent Events [Abstract]
Subsequent Events
11.   Subsequent Events

On October 3, 2012, the Company advanced to the Seller an amount of $1,910,000 in accordance with the terms of the addendum to the MOA for the acquisition of Vega Juniz.

On October 5, 2012 the Company signed an advisory services agreement with Shipinvest Brokers Ltd (“Consultants”), a third party, to provide consulting services related to identifying, sourcing, negotiating, arranging the employment and / or sale or purchase of the Company’s assets. The Consultants will receive a success fee of $250,000 related to the completion of a transaction with a third party, 1.25% in connection with employment arrangements and 1% in connection of sale and purchase activities. This contract has a duration of five years, thereafter rolling until mutual agreement to terminate.

On October 22, 2012, the shareholders of the Company entered into an addendum to the Shareholders Agreement, whereby it was agreed that the Company would proceed with the acquisition of the OSRV, Vega Emtoli, which is currently under construction. According to this addendum, the purchase price of this vessel is $16,600,000, including the estimated cost for the installation of the oil spill response equipment. At that date, the Non-controlling Shareholder transferred to the Company the shares of its 100% subsidiary, Vega Emtoli AS, buying company of the OSRV Vega Emtoli. On October 30, 2012 the Company deposited $1,090,000 in an escrow account in the joint names of the buyer of the OSRV Vega Emtoli, Vega Emtoli AS and the seller of the OSRV Vega Emtoli, Asian Offshore IV AS, the latter a third party, with respect to the acquisition of the vessel. On December 28, 2012 the Company took delivery of the OSRV Vega Emtoli as an owner, following the payment of the final delivery installment due to Asian Offshore IV AS.

On November 1, 2012 the Company signed a loan facility for senior secured debt (the “Mezzanine Senior Facility”) with Mezzanine Financing Investment III Ltd, a third party, for an amount of $16,800,000, offered with an Original Issue Discount of 16.7%, providing the Company with net proceeds of $14,000,000.

The Mezzanine Senior Facility was fully drawn (providing the Company with net funding proceeds of US$14,000,000 (after the application of the Original Issue Discount) on November 2, 2012 to partly finance the acquisition cost of Vega Juniz and for working capital purposes. As of the date hereof, the said facility has been fully repaid. There are no remaining undrawn commitments under this facility.

The Mezzanine Senior Facility has been refinanced in fully by a subordinated term loan facility, dated November 23, 2012, entered into by and between Mezzanine Financing Investment III Ltd., as junior lender, and the Vega Corona AS, Vega Crusader AS, Vega Juniz AS and Vega Emtoli AS, as Borrowers, providing the Borrowers with a junior term loan for an amount of up to US$16,800,000, offered with an original issue discount of 16.7%, which shall provide the Borrowers with net funding proceeds of up to US$14,000,000 (“the Mezzanine Junior Facility”). Repayment installments will be based on a 10 year straight line amortization profile commencing on June 30, 2015. There are no remaining undrawn commitments under this facility.

On November 2, 2012, the Company deposited $10,550,000 in an escrow account held to the order of the buyer of Vega Juniz, Vega Juniz AS representing the outstanding amount for the acquisition of the vessel Vega Juniz. This amount was released to the Seller on November 12, 2012.

On November 16, 2012, in order to fund a portion of the working capital requirements, the Company signed a short term working capital loan facility with Mezzanine Financing Investment III Ltd, for an amount of $6,000,000, offered with an Original Issue Discount of 16.7% providing the Company with net proceeds of $5,000,000 and is repayable within one year from its November 19, 2012 drawdown date for an amount of $6,742,570.

On November 23, 2012, the Company signed a senior secured loan agreement with the Lending Bank (the “Senior Debt Facility”) providing for a principal amount of up to $38,220,000 for partly financing the purchase of two PSVs (Vega Crusader and Vega Corona) and two OSRVs (Vega Juniz and Vega Emtoli).

The Senior Debt Facility has a six year term and bears interest at a rate of LIBOR plus 4%. It may be drawn against in up to six draw downs, comprised of four draw downs of up to $7,637,500 each for each of the Vega Crusader, Vega Corona, Vega Juniz and Vega Emtoli, plus two additional draw downs of up to $3,835,000 each for the oil recovery equipment to be installed on each of the Vega Juniz and Vega Emtoli. The borrowers shall repay the facility in 24 consecutive quarterly installments commencing three months after the first drawdown, plus a balloon payment together with the last installment. The Company has drawn down an amount of $30,550,000 under the Senior Debt Facility, up to the date of the issuance of these consolidated financial statements.

On November 27, 2012 the Company took delivery of Vega Crusader as an owner, following the payment of the final delivery instalment due to the Seller and the concurrent termination of the bareboat agreement.

On November 29, 2012 the Company took delivery of Vega Corona as an owner, following the payment of the final delivery instalment due to the Seller and the concurrent termination of the bareboat agreement.

The Controlling Shareholder, subsequent to September 30, 2012, contributed to the Company through various cash transfers, an aggregate amount of $5,121,501, as part of its commitment in accordance with the shareholders agreement dated August 10, 2012 as amended and supplemented on September 18, 2012 and October 22, 2012.
Subsequent events have been evaluated through January 22, 2013, the date of issuance of these consolidated financial statements.

Significant Accounting Policies (Policies)	2 Months Ended
Sep. 30, 2012
Significant Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation
a)    Basis of Presentation and Principles of Consolidation: The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and include the subsidiaries disclosed in Note 1. All intercompany balances and transactions have been eliminated in consolidation.

Development Stage Company
b)    Development Stage Company: The Company complies with the reporting requirements of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915, “Development Stage Entities.” As of September 30, 2012, the Company had not commenced operations or generated revenue. All activities from the Company’s incorporation through September 30, 2012 relate to the Company’s formation, the identification of potential target assets and the improvement and modification of the existing ones.

Use of Estimates
c)    Use of Estimates: The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates have been made by management, including the fair value of the Incentive Rights award to the Controlling Shareholder and the Non-controlling Shareholder, the recoverability of deferred finance costs and certain accrued liabilities. Actual results could differ from those estimates.

Comprehensive Income	d) Comprehensive Income: The Company has no other comprehensive income and accordingly comprehensive loss equals net loss.
Foreign Currency Translation
e)    Foreign Currency Translation: The functional and reporting currency of the Company and its subsidiaries is the United States Dollar (“U.S. Dollar”). Transactions incurred in other currencies during the year are translated into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to reflect the period end exchange rates. Any resulting gains or losses are reflected separately in the accompanying consolidated statements of operations in the period in which they arise.

Cash and Cash Equivalents
f)    Cash and Cash Equivalents: The Company considers highly-liquid investments such as time deposits and certificates of deposit with an original maturity of three months or less at the time of issuance to be cash equivalents.

Inventories
g)    Inventories: Inventories, which comprise of bunkers on board the vessels, are stated at the lower of cost or market and are charged to operating expenses as consumed determined on the first-in, first-out (“FIFO”) basis.

Advances for vessels acquisition
h)   Advances for vessels acquisition: Advances made to the Seller are classified as “Advances for vessel acquisition” until the date of the payment of the delivery installment, at which date the Company obtains the ownership of the vessel.

Amortization of Leasehold Improvements
i)   Amortization of Leasehold Improvements: Amortization of leasehold improvements on leased vessels is computed utilizing the straight-line method over the lease term or the remaining useful life of the asset, whichever is shorter, after the assessment of any extension options included in the charter parties or any vessel purchase commitments in place. If the Company purchases the leased vessel prior to the end of the operating lease term, the Company recognizes the value of any unamortized capitalized leasehold improvement as an adjustment of the acquisition price.

Deferred Financing Costs
j)    Deferred Financing Costs: Financing fees incurred for obtaining new loans and credit facilities are deferred and amortized over the term of the respective loan or credit facility using the straight-line method. The effect of using the straight-line method for amortizing financing fees incurred on new loans is not materially different from that obtained using the effective interest method. Any unamortized balance of costs relating to loans repaid or refinanced is expensed in the period in which the repayment or refinancing is made, subject to the guidance regarding Debt Extinguishment. Any unamortized balance of costs related to credit facilities repaid is expensed in the period. Any unamortized balance of costs relating to credit facilities refinanced is deferred and amortized over the term of the respective credit facility in the period in which the refinancing occurs, subject to the provisions of the accounting guidance relating to Changes in Line-of-Credit or Revolving-Debt Arrangements.

Pension and Retirement Benefit Obligations
k)   Pension and Retirement Benefit Obligations — Crew: The vessel-owning companies included in the consolidated financial statements employ the crew on board, under short-term contracts (usually up to nine months) and accordingly, they are not liable for any pension or post-retirement benefits.

Leases
l)    Leases: Bareboat agreements which meet the criteria of ASC 840 as operating leases are recognized on a straight-line basis over the period of the agreement and are included under “Formation and administrative costs” in the accompanying consolidated statement of operations during the period that the vessels are under modification.

Description of Business and General Information (Tables)	2 Months Ended
Sep. 30, 2012
Description Of Business and General Information [Abstract]
Summary of consolidated financial statements of the Company including subsidiaries

Subsidiary	Country of Incorporation	Vessel name	Year Built	Acquisition date	DWT(1)	Type of vessel

Vessel-owning companies:
Vega Corona A.S.	Norway	Vega Corona	2012(2)		1,393	PSV
Vega Crusader A.S.	Norway	Vega Crusader	2012(2)		1,393	PSV
Vega Juniz A.S.	Norway	Vega Juniz	2012(2)		1,393	OSRV
Other:
Vega Offshore A.S.	Norway	—	—	—	—	—

Accrued Liabilities (Tables)	2 Months Ended
Sep. 30, 2012
Accrued Liabilities [Abstract]
Summary of components of accrued liabilities
September 30, 2012
Deferred finance costs (Note 6)	1,003,000
Leasehold improvements	267,676
Total Accrued Liabilities	1,270,676

Fair Value Measurements (Tables)	2 Months Ended
Sep. 30, 2012
Fair Value Measurements [Abstract]
Summary of incentive rights awarded to controlling and non-controlling shareholder

Type of vessel	Controlling Shareholder	Non-controlling Shareholder
	USD	USD
PSV1	308,508	1,234,032
PSV2	308,508	1,234,032
OSRV1	322,996	1,291,984
OSRV2	322,996	1,291,984
OSRV3	322,996	1,291,984
OSRV4	322,996	1,291,984
Total	1,909,000	7,636,000

Summary of non-current and other non-current liabilities
Non-current liabilities/Other non-current liabilities	Level 1:	Level 2:	Level 3:

Incentive Rights	-	-	6,227,906

Commitments and Contingencies (Tables)	2 Months Ended
Sep. 30, 2012
Commitments and Contingencies [Abstract]
Summary of expected future minimum contracted revenues over the non-cancellable period of the time charters
Period ending September 30
2013	18,315,850

2014	8,870,650

Total	27,186,500

Summary of expected estimated future contracted revenues over the lease term
Period ending September 30

2013	18,315,850

2014	25,221,500

2015	25,221,500

2016	25,290,600

2017	8,801,500

Total	102,851,000

Summary of Company's capital commitments
Period ending September 30

2013	20,945,000

Total	20,945,000

Description of Business and General Information (Details)	2 Months Ended
Sep. 30, 2012 DeadweightTon
Vessel-owning companies Vega Corona A S [Member]
Summary of consolidated financial statements of the Company including subsidiaries
Entity Incorporation, State Country Name	Norway
Vessel name	Vega Corona
Year Built	2012
DWT	1,393
Type of vessel	PSV
Vessel-owning companies Vega Crusader A S [Member]
Summary of consolidated financial statements of the Company including subsidiaries
Entity Incorporation, State Country Name	Norway
Vessel name	Vega Crusader
Year Built	2012
DWT	1,393
Type of vessel	PSV
Vessel-owning companies Vega Juniz A S [Member]
Summary of consolidated financial statements of the Company including subsidiaries
Entity Incorporation, State Country Name	Norway
Vessel name	Vega Juniz
Year Built	2012
DWT	1,393
Type of vessel	OSRV
Other Vega Offshore A S [Member]
Summary of consolidated financial statements of the Company including subsidiaries
Entity Incorporation, State Country Name	Norway
Acquisition date	N/A

Description of Business and General Information (Details Textual) (USD $)	2 Months Ended
Sep. 30, 2012 Agreement
Description of Business and General Information (Textual)
Description of Deadweight Ton	A unit of a vessel's capacity for cargo, fuel oil, stores and crew, measured in metric tons of 1,000 kilograms.
Maximum period of bareboat agreement with Nam Cheong International Ltd.	Twelve months
Number of memorandums of agreements entered	3
Number of additional memorandums of agreements entered	3
Price of acquisition of OSRVs	$ 16,600,000
Number of charter party	6
PSVs [Member]
Description of Business and General Information (Textual)
Number of acquired vessels	2
Number of charter party	2
Time charter for a fixed period	4 years
Time charter for a optional period	4 years
Charter rate for fixed period	20,950
Charter rate for optional period	21,950
OSRVs [Member]
Description of Business and General Information (Textual)
Number of acquired vessels	1
Number of additional vessel acquired	3
Number of charter party	4
Time charter for a fixed period	4 years
Time charter for a optional period	4 years
Charter rate for fixed period	26,200
Charter rate for optional period	26,200
Description of condition for termination of Charter Party	Charterer has the option of early termination after the passage of 365 days by first providing a forty five days' notice.
Mobilization fee	$ 1,965,000

Related Party Transactions (Details) (USD $)	2 Months Ended
Sep. 30, 2012
Related Party Transactions (Textual)
Notice period before termination	2 months
Monthly management fee to commercial manager	$ 90,000
Management fees - related party	180,000 [1]
Due to related party	$ 90,000 [1]

[1]	Note 3

Advances for Vessel Acquisitions and Lease Hold Improvements (Details) (USD $)	2 Months Ended
	Sep. 30, 2012	Aug. 22, 2012
Advances for Vessel Acquisitions and Leasehold Improvements (Textual)
Advances for vessel acquisition	$ 5,205,000
Leasehold improvements	2,414,299 [1]
PSVs [Member]
Advances for Vessel Acquisitions and Leasehold Improvements (Textual)
Purchase price of vessels	12,050,000
Advances for vessel acquisition	10,410,000
Term of bareboat agreement	24 months
Daily charter rate	3,000
Amount of delivery installment payable	6,845,000
Amount charged under bareboat agreements included under formation and administrative costs	178,023
OSRVs [Member]
Advances for Vessel Acquisitions and Leasehold Improvements (Textual)
Purchase price of vessels		12,460,000
Advances for vessel acquisition	5,205,000
Term of bareboat agreement	12 months
Daily charter rate	1,000
Amount of delivery installment payable	$ 5,205,000

[1]	Note 4

Accrued Liabilities (Details) (USD $)	Sep. 30, 2012
Summary of components of accrued liabilities
Deferred finance costs (Note 6)	$ 1,003,000
Leasehold improvements	267,676
Total Accrued liabilities	$ 1,270,676

Deferred Finance Costs (Details) (USD $)	2 Months Ended
Sep. 30, 2012 Installment
PSVs [Member]
Deferred Finance Costs (Textual)
Amount as a percentage of total fair value of asset to be acquired committed to lesser by the Lending Bank	65.00%
Additional amount committed to lesser by the Lending Bank	$ 15,275,000
Number of quarterly installments in which debt is to be repaid	24
Expiration period for first installment of drawdown	3 months
Amount of quarterly installment	381,875
Balloon payment payable with the last installment to Lending Bank	6,110,000
Work fee payable to Lending Bank	200,000
OSRVs [Member]
Deferred Finance Costs (Textual)
Amount as a percentage of total fair value of asset to be acquired committed to lesser by the Lending Bank	65.00%
Additional amount committed to lesser by the Lending Bank	45,890,000
Number of quarterly installments in which debt is to be repaid	24
Expiration period for first installment of drawdown	3 months
Installation charges of oil spill recovery equipment	15,340,000
Amount of quarterly installment	1,147,250
Balloon payment payable with the last installment to Lending Bank	18,356,000
Work fee payable to Lending Bank	$ 803,000

Fair Value Measurements (Details) (USD $)	Sep. 30, 2012
Summary of incentive rights awarded to controlling and non-controlling shareholder
Controlling shareholder	$ 1,909,000
Non controlling shareholder	7,636,000
PSV1[Member]
Summary of incentive rights awarded to controlling and non-controlling shareholder
Controlling shareholder	308,508
Non controlling shareholder	1,234,032
PSV2 [Member]
Summary of incentive rights awarded to controlling and non-controlling shareholder
Controlling shareholder	308,508
Non controlling shareholder	1,234,032
OSRV1 [Member]
Summary of incentive rights awarded to controlling and non-controlling shareholder
Controlling shareholder	322,996
Non controlling shareholder	1,291,984
OSRV2 [Member]
Summary of incentive rights awarded to controlling and non-controlling shareholder
Controlling shareholder	322,996
Non controlling shareholder	1,291,984
OSRV3 [Member]
Summary of incentive rights awarded to controlling and non-controlling shareholder
Controlling shareholder	322,996
Non controlling shareholder	1,291,984
OSRV4 [Member]
Summary of incentive rights awarded to controlling and non-controlling shareholder
Controlling shareholder	322,996
Non controlling shareholder	$ 1,291,984

Fair Value Measurements (Details 1) (USD $)	Sep. 30, 2012
Summary of non-current and other non-current liabilities
Incentive Rights	$ 6,227,906 [1]
Level 1[Member]
Summary of non-current and other non-current liabilities
Incentive Rights
Level 2 [Member]
Summary of non-current and other non-current liabilities
Incentive Rights
Level 3 [Member]
Summary of non-current and other non-current liabilities
Incentive Rights	$ 6,227,906

[1]	Note 7

Fair Value Measurements (Details Textual) (USD $)	2 Months Ended
Sep. 30, 2012 Contract
Fair Value Measurements (Textual)
Amount of minimum performance obligation	$ 28,000,000
Description of incentive right	Company will issue to the Controlling Shareholder and the Non-controlling Shareholder, a variable number of incentive rights (the "Incentive Rights"), provided that the annualized and adjusted for unforeseen events profit before depreciation, interest and income taxes of the Company for the year ending December 31, 2013 meets or exceeds the amount of $28,000,000 (the "Performance Obligation"). Each of these rights will represent the right to receive one share of common stock of the Company or its successor.
Estimated weighted average probability rate	77.47%
Expected weighted average cost of capital	10.11%
Discounted value of the Company's liability to its controlling shareholder	(1,245,266) [1]
Fair value of the non-controlling shareholder incentive rights	$ 4,982,640
Number of charter contracts	6

[1]	Note 7

Share Capital and Additional Paid-in Capital (Details)	Sep. 30, 2012 USD ($)		Sep. 30, 2012 EUR (€)
Share Capital and Additional Paid-In Capital (Textual)
Common stock, shares authorized	10,000		10,000
Common stock, shares issued	10,000		10,000
Common stock, shares outstanding	10,000		10,000
Common stock, par value	$ 0.0013		€ 1
Additional paid-in capital	$ 12,384,238	[1]

[1]	Note 8

Commitments and Contingencies (Details) (Non cancellable term [Member], USD $)	Sep. 30, 2012
Non cancellable term [Member]
Schedule of estimated future contracted revenues expected to receive over the lease term under the time charters
2013	$ 18,315,850
2014	8,870,650
Total	$ 27,186,500

Commitments and Contingencies (Details 1) (Lease term [Member], USD $)	Sep. 30, 2012
Lease term [Member]
Schedule of estimated future contracted revenues expected to receive over the lease term under the time charters
2013	$ 18,315,850
2014	25,221,500
2015	25,221,500
2016	25,290,600
2017	8,801,500
Total	$ 102,851,000

Commitments and Contingencies (Details 2) (USD $)	Sep. 30, 2012
Summary of company's capital commitments with the seller
2013	$ 20,945,000
Capital Leases, Future Minimum Payments Due	$ 20,945,000

Commitments and Contingencies (Details Textual) (USD $)	1 Months Ended
Jul. 31, 2012
Commitments and Contingencies (Textual)
Monthly management fee to Technical Manager under employment agreements	$ 10,833
Agreement period with Technical manager under employment agreements	12 months

Subsequent Events (Details) (USD $)	2 Months Ended				1 Months Ended		1 Months Ended	2 Months Ended		1 Months Ended	2 Months Ended		1 Months Ended
	Sep. 30, 2012	Nov. 02, 2012	Oct. 03, 2012	Nov. 23, 2012 Senior Debt Facility [Member]	Nov. 30, 2012 Mezzanine Financing Investment III Ltd [Member] Mezzanine Senior Facility [Member]	Nov. 01, 2012 Mezzanine Financing Investment III Ltd [Member] Mezzanine Senior Facility [Member]	Nov. 30, 2012 Mezzanine Financing Investment III Ltd [Member] Mezzanine Junior Facility [Member]	Sep. 30, 2012 Mezzanine Financing Investment III Ltd [Member] Mezzanine Junior Facility [Member]	Nov. 23, 2012 Mezzanine Financing Investment III Ltd [Member] Mezzanine Junior Facility [Member]	Nov. 30, 2012 Mezzanine Financing Investment III Ltd [Member] Short Term Working Capital Loan Facility [Member]	Sep. 30, 2012 Mezzanine Financing Investment III Ltd [Member] Short Term Working Capital Loan Facility [Member]	Nov. 16, 2012 Mezzanine Financing Investment III Ltd [Member] Short Term Working Capital Loan Facility [Member]	Oct. 31, 2012 Advisory Services Agreement [Member] Shipinvest Brokers Ltd [Member]	Oct. 05, 2012 Advisory Services Agreement [Member] Shipinvest Brokers Ltd [Member]	Oct. 30, 2012 Shareholders Agreement [Member]	Oct. 22, 2012 Shareholders Agreement [Member]
Subsequent Events (Textual)
Consultants fees														$ 250,000
Percentage payable to consultants in connection with employment arrangement														1.25%
Percentage payable in connection of sale and purchase activities														1.00%
Period of advisory services agreement													5 years
Purchase price of vessel																16,600,000
Percentage of shares transferred by non-controlling shareholder to the company																100.00%
Amount deposited in escrow account		10,550,000													1,090,000
Senior secured debt				38,220,000		16,800,000			16,800,000			6,000,000
Original discount on senior secured debt						16.70%			16.70%			16.70%
Proceeds from issuance of secured debt					14,000,000		14,000,000			5,000,000
Senior secured debt amount fully drawn	30,550,000	14,000,000										6,742,570
Loan repayment terms	The borrowers shall repay the facility in 24 consecutive quarterly installments commencing three months after the first drawdown, plus a balloon payment together with the last installment.							Repayment installments will be based on a 10 year straight line amortization profile commencing on June 30, 2015.			Repayable within one year from its November 19, 2012 drawdown date
Advanced to the seller for the acquisition of Vega Juniz			1,910,000
Debt instrument, description of variable rate basis	LIBOR plus 4%
Payment for draw downs amount	7,637,500
Payment for additional draw downs amount	3,835,000
Amount contributed by controlling shareholder through cash transfers	$ 5,121,501